ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES - Merger of Cablevision, Assets acquired and liabilities assumed and purchase price allocation impact (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Impact of the purchase price allocation recognized in the consolidated results
Depreciation, amortization and impairment of PP&E and Intangible assets	$ 35,111	$ 9,804	$ 7,883
Operating loss	21,257	14,309	12,316
Income before income tax benefit (expense)	2,698	15,375	16,561
Income tax expense	(2,838)	5,516	6,015
Profit (loss)	5,536	9,859	10,546
Controlling Company	5,294	9,731	10,457
Non-controlling interest	242	$ 128	$ 89
Cablevision Holding S.A. | Telecom Argentina
ASSETS
Cash and cash equivalents				$ 4,180
Trade receivables				12,013
Other current assets				10,044
Total current assets				26,237
Deferred income tax assets				3
Investments				3,927
Goodwill				88,072
Property, plant and equipment				92,637
Intangible assets acquired				59,329
Other Non-current assets				636
Total non-current assets				244,604
TOTAL ASSETS				270,841
LIABILITIES
Total current liabilities				32,470
Deferred income tax liabilities				24,716
Other non-current liabilities				17,262
Total non-current liabilities				41,978
TOTAL LIABILITIES				74,448
Capital nominal value - Outstanding shares				954
Inflation adjustment - Outstanding shares				39,559
Capital nominal value - Treasury shares				15
Inflation adjustment - Treasury shares				152
Treasury shares acquisition cost				(1,795)
Contributed Surplus				127,343
Legal reserve				1,819
Special reserve for IFRS implementation				869
Voluntary reserve for capital investments				3,300
Reserve for future investments				22,414
Retained earnings				(195)
Equity Attributable to Telecom Argentina				194,435
Noncontrolling interest				1,958
TOTAL EQUITY				196,393
TOTAL LIABILITIES AND EQUITY				$ 270,841
Impact of the purchase price allocation recognized in the consolidated results
Revenues of acquiree	88,020
Cablevision Holding S.A. | Telecom Argentina | Impact of Purchase Price Allocation in Income Statement
Impact of the purchase price allocation recognized in the consolidated results
Revenue	(30)
Operating costs without depreciation and amortization	(187)
Depreciation, amortization and impairment of PP&E and Intangible assets	(11,414)
Operating loss	(11,631)
Financial results, net	35
Income before income tax benefit (expense)	(11,596)
Income tax expense	3,479
Profit (loss)	(8,117)
Controlling Company	(8,044)
Non-controlling interest	$ (73)